Document and Entity Information	Apr. 29, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001413329
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	Philip Morris International Inc.
Entity Incorporation, State or Country Code	VA
Entity File Number	1-33708
Entity Tax Identification Number	13-3435103
Entity Address, Address Line One	120 Park Avenue
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10017-5592
City Area Code	917
Local Phone Number	663-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PM
Security Exchange Name	NYSE
1.875 Notesdue 20211 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2021
Trading Symbol	PM21B
Security Exchange Name	NYSE
1.875 Notesdue 20212 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2021
Trading Symbol	PM21C
Security Exchange Name	NYSE
4.125 Notesdue 2021 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2021
Trading Symbol	PM21
Security Exchange Name	NYSE
2.900 Notesdue 2021 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.900% Notes due 2021
Trading Symbol	PM21A
Security Exchange Name	NYSE
2.625 Notesdue 2022 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2022
Trading Symbol	PM22A
Security Exchange Name	NYSE
2.375 Notesdue 2022 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.375% Notes due 2022
Trading Symbol	PM22B
Security Exchange Name	NYSE
2.500 Notesdue 20221 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2022
Trading Symbol	PM22
Security Exchange Name	NYSE
2.500 Notesdue 20222 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2022
Trading Symbol	PM22C
Security Exchange Name	NYSE
2.625 Notesdue 2023 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2023
Trading Symbol	PM23
Security Exchange Name	NYSE
2.125 Notesdue 2023 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2023
Trading Symbol	PM23B
Security Exchange Name	NYSE
3.600 Notesdue 2023 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.600% Notes due 2023
Trading Symbol	PM23A
Security Exchange Name	NYSE
2.875 Notesdue 20241 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2024
Trading Symbol	PM24
Security Exchange Name	NYSE
2.875 Notesdue 20242 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2024
Trading Symbol	PM24C
Security Exchange Name	NYSE
0.625 Notesdue 2024 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PM24B
Security Exchange Name	NYSE
3.250 Notesdue 2024 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2024
Trading Symbol	PM24A
Security Exchange Name	NYSE
2.750 Notesdue 2025 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2025
Trading Symbol	PM25
Security Exchange Name	NYSE
3.375 Notesdue 2025 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2025
Trading Symbol	PM25A
Security Exchange Name	NYSE
2.750 Notesdue 2026 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2026
Trading Symbol	PM26A
Security Exchange Name	NYSE
2.875 Notesdue 2026 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2026
Trading Symbol	PM26
Security Exchange Name	NYSE
0.125 Notesdue 2026 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.125% Notes due 2026
Trading Symbol	PM26B
Security Exchange Name	NYSE
3.125 Notesdue 2027 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2027
Trading Symbol	PM27
Security Exchange Name	NYSE
3.125 Notesdue 2028 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2028
Trading Symbol	PM28
Security Exchange Name	NYSE
2.875 Notesdue 2029 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2029
Trading Symbol	PM29
Security Exchange Name	NYSE
3.375 Notesdue 2029 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2029
Trading Symbol	PM29A
Security Exchange Name	NYSE
0.800 Notesdue 2031 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	0.800% Notes due 2031
Trading Symbol	PM31
Security Exchange Name	NYSE
3.125 Notesdue 2033 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2033
Trading Symbol	PM33
Security Exchange Name	NYSE
2.000 Notesdue 2036 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2036
Trading Symbol	PM36
Security Exchange Name	NYSE
1.875 Notesdue 2037 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2037
Trading Symbol	PM37A
Security Exchange Name	NYSE
6.375 Notesdue 2038 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	6.375% Notes due 2038
Trading Symbol	PM38
Security Exchange Name	NYSE
1.450 Notesdue 2039 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.450% Notes due 2039
Trading Symbol	PM39
Security Exchange Name	NYSE
4.375 Notesdue 2041 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.375% Notes due 2041
Trading Symbol	PM41
Security Exchange Name	NYSE
4.500 Notesdue 2042 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2042
Trading Symbol	PM42
Security Exchange Name	NYSE
3.875 Notesdue 2042 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	3.875% Notes due 2042
Trading Symbol	PM42A
Security Exchange Name	NYSE
4.125 Notesdue 2043 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2043
Trading Symbol	PM43
Security Exchange Name	NYSE
4.875 Notesdue 2043 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2043
Trading Symbol	PM43A
Security Exchange Name	NYSE
4.250 Notesdue 2044 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.250% Notes due 2044
Trading Symbol	PM44
Security Exchange Name	NYSE